Subsidiaries	12 Months Ended
Sep. 30, 2023
Subsidiaries
Subsidiaries

28.    Subsidiaries

Details of the company’s subsidiaries at 30 September 2023 are as follows:

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	7th Floor, Nova North, 11 Bressenden Place, London, England, SW1E 5BY	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit Italia S.R.L	Via Delle Quattro Fontane, 20, 00184 Roma	Italy	100
Arqit Quantum Pty Ltd	Level 10, 171 Clarence Street, Sydney NSW 2000	Australia	100
Arqit Quantum (Singapore) Pte. Ltd	68 Circular Road, #02-01, Singapore, 049422, Singapore	Singapore	100